Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	115,677,386
Proposed Maximum Offering Price per Unit	14.05
Maximum Aggregate Offering Price	$ 1,625,267,273.30
Fee Rate	0.01531%
Amount of Registration Fee	$ 248,828.42
Offering Note	a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities. b. Represents 115,677,386 shares of the registrant's common stock, par value $0.0001 per share ("Common Stock"), registered for resale by the selling stockholders named in this registration statement, including (i) 65,473,983 shares of Common Stock issuable upon the conversion of shares of the Company's Series A Convertible Preferred Stock, par value $0.0001 per share, (ii) 11,802 shares of Common Stock issuable upon the vesting of restricted stock units and (iii) 331,785 shares of Common Stock held back from merger consideration paid to certain of the selling stockholders, releasable net of any shares of Common Stock forfeited to satisfy purchase price adjustments, if any. c. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant's Common stock reported on the New York Stock Exchange (the "NYSE") on August 6, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value, issuable upon the exercise of Warrants
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	25.55
Maximum Aggregate Offering Price	$ 51,100,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,823.41
Offering Note	See note 1a. Pursuant to Rules 457(c) and 457(i) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the sum of the average of the high and low prices of the Common Stock as reported on the NYSE on August 6, 2025 ($14.05) and the warrant exercise price per share of Common stock ($11.50).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount Registered | shares	2,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See note 1a. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants, including the exercise price of the warrants, has been allocated to the underlying Common Stock included in the registration fee.